Loans and Borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Borrowings [abstract]
Summary of Loans and Borrowings

(in $ millions)	June 30, 2023	December 31, 2022
	$	$
Non-current
Bank loans	59	55
Term loan	463	1,041
Lease liabilities	136	152
	658	1,248
Current
Bank loans	57	63
Term loan	20	20
Lease liabilities	37	34
	114	117

Summary of Terms and Conditions of Outstanding Loans and Borrowings

Terms and conditions of outstanding loans and borrowings (including lease liabilities) are as follows:

	Currency	Nominal interest rate	Year of maturity	Carrying amount
				$
Bank loans	SGD	1.5% to 2.1%	2023-2027	62
Bank loans	SGD	COF* + 1 to 1.1%	2023-2024	2
Bank loans	MYR	COF* - 2.0% to +1.7%	2023-2027	12
Bank loans	IDR	9.5% to 10.3%	2023-2025	11
Bank loans	IDR	COF* + 1.8% to 2.0%	2023-2025	4
Bank loans	THB	COF* + 7.0% p.a.	2023	25
Term loan	USD	LIBOR + 4.5%	2026	483
Lease liabilities	Multiple	3.5% to 11.6%	2023-2037	173
				772

*cost of funds – which are variable rates specific to country and/or financial institutions